Supplement to New York Spinnaker Prospectus
                     Supplement dated May 1, 2007
            to Prospectus dated June 16, 1997 as supplemented

The disclosure set forth below replaces and updates the information under the heading "EXPENSE TABLE" found in the prospectus and any prior supplements.

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            FIRST SYMETRA SEPARATE ACCOUNT S EXPENSE TABLE
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OWNER TRANSACTION EXPENSES

Contingent Deferred Sales Charge (as a percentage of the amount withdrawn) No charge for first 10% of contract value withdrawn in a contract year. Thereafter, the charge is:

	year 1	8%	year 4	5%	year 7	2%
	year 2	7%	year 5	4%	year 8	1%
	year 3	6%	year 6	3%	year 9+	0%

Withdrawal Charge
	No charge for first withdrawal in a contract year; thereafter, the charge is $25 per withdrawal or, if less, 2% of the amount of the withdrawal.

Transfer Charge
	No charge for first 12 transfers in a contract year; thereafter, the charge is $10 per transfer or, if less, 2% of the amount transferred.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE
	$30 per contract per contract year.
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SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)	Mortality and Expense Risk Charge		1.25%
						Asset Related Administration Charge		0.15%
						Total Separate Account Annual Expenses		1.40%
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PORTFOLIO FEE WAIVERS AND EXPENSE REIMBURSEMENTS
The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2006.  The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual
Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, First Symetra may receive an asset based administrative fee from the fund's advisor or distributor.  These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios.  In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of
1940.  Such distribution or "12b-1" fees are disclosed in the table below.


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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Reimburse-    any acquired
average net assets)			       Fees	                      Expenses 	  ment		fund fees or
													reimbursement
													and waiver
	    	    	        									agreements)
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American Century Investments VP
Balanced Fund			0.90%(1)	None		0.00%		0.90%		-	  0.90%
American Century Investments VP
International Fund		1.23%(1)	None		0.00%		1.23%		-	  1.23%
Federated Capital Income
Fund II(2)			0.75%(3)	None		0.80%(4)	1.55%		-0.45%	  1.10%
Federated High Income Bond
Fund II - Primary Shares (5)	0.60%		None		0.42%(6)	1.02%		-0.25%	  0.77%
Federated International Equity
Fund  II(7) 			1.00%		None		0.77%(8)	1.77%		-0.28%	  1.49%

ING Global Resources Portfolio -
Class S (9)			0.64%		None		0.26%		0.90%		--	  0.90%
ING JPMorgan  Emerging Markets
Equity Portfolio(9)		1.25%		None		0.01%		1.26%		--	  1.26%

Pioneer Bond VCT Portfolio -
Class I Shares 			0.50%		None		0.30%		0.80%	       -0.18%(10) 0.62%
Pioneer Fund VCT Portfolio -
Class I Shares 			0.65%		None		0.05%		0.70%		--	  0.70%
Pioneer Growth Opportunities
VCT Portfolio  --
Class I Shares 			0.74%		None		0.07% (11)	0.81%		--	  0.81%(12)
Pioneer Mid Cap Value  VCT
Portfolio - Class I Shares 	0.65%		None		0.06%		0.71%		--	  0.71%(13)
Pioneer Money Market VCT
Portfolio - Class I Shares 	0.40%		None		0.21%		0.61%		--	  0.61%
Pioneer Small Cap Value VCT
Portfolio - Class I Shares	0.75%		None		0.30% (14)	1.05%		--	  1.05%(15)

The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.
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(1)   The fund has a stepped fee schedule.  As a result, the fund's unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease.

(2)   The percentages shown are based on expenses for the entire fiscal year ended December 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the
Adviser, administrator and shareholder services provider waived and/or reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2006.  For
Federated Capital Income Fund II the Total Waiver of Fund Expenses was 0.45% with the Total Actual Annual Fund
Operating Expenses being 1.10%.

(3)   The Adviser voluntarily waived and reimbursed a portion of the management fee. The management fee paid by the Fund (after the voluntary waiver and reimbursement) was 0.59% for the fiscal year ended December 31,
2006.

(4)   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries"
herein. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31,
2006. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2007. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waivers)
for the fiscal year ended December 31, 2006 were: 0.51% for Federated Capital Income Fund II; and 0.49% for
Federated International Equity Fund II.

(5)   The percentages shown are based on expenses for the entire year ended December 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2006. For Federated High Income Bond Fund II - Primary Shares, the
Total Waiver of Fund Expenses was 0.25% with the Total Actual Annual Fund Operating Expenses being 0.77%.

(6)   Includes a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries"
herein. The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2006. The Fund has no present intention of paying or accruing the shareholder services fee for the Primary Shares during the fiscal year ending December 31, 2007. Total other operating expenses paid by the Fund's Primary Shares (after the voluntary waiver) were 0.17% for the fiscal year ended December 31, 2006.

(7)   The percentages shown are based on expenses for the entire fiscal year ended December 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the administrator and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2006. For Federated International
Equity Fund II, the Total Waiver of Fund Expenses was 0.28% with the Total Actual Annual Fund Operating Expenses being 1.49%.

(8)   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries"
herein. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31,
2006. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2007. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waivers) for the fiscal year ended December 31, 2006 were 0.49% for Federated International Equity Fund II.

(9)   The Management Agreement between the Trust and its manager, Directed Services, LLC. ("DSL"), provides for a "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio, and pays for the services and information necessary to the proper conduct of the Portfolio's business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolio are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSL, including the cost of the
Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolio, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.
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(10)   The expenses in the table above reflect the contractual expense limitation in effect through May 1,
2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to
0.62% of the average daily net assets attributable to Class I shares. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2008. See the statement of additional information for this
Portfolio for details regarding the expense limitation agreement.

(11)   This includes an estimated ratio of underlying expenses of  0.02%.

(12)   The expenses in the table above reflect the contractual expense limitation in effect through May 1,
2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to
0.85% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2008.  See the statement of additional information for this Portfolio for details regarding the expense limitation agreement.

(13)   The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to
0.88% of the average daily net assets attributable to Class I shares. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2008. See the statement of additional information for this
Portfolio for details regarding the expense limitation agreement.

(14)   This includes an estimated ratio of underlying expense of 0.12%.

(15)  The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to
1.00% of the average daily net assets attributable to Class I shares. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2008. See the statement of additional information for this
Portfolio for details regarding the expense limitation agreement.



Explanation of Expense Table
1.	The purpose of the Expense Table is to show the various expenses you will incur directly and
	indirectly by investing in the contract.  The Expense Table reflects expenses of the Separate Account
	as well as the portfolios.  Changes to the portfolio expenses affect the results of the expense
	Examples in your prospectus and any previous supplements.  Although we have chosen not to update the
	Examples here, they still generally show how expenses and charges affect your contract value.

2.	There are situations where all or some of the owner transaction expenses do not apply. See "Charges
	and Deductions" for a complete discussion.


You may request free copies of the Symetra Life Insurance Company financial statements by calling us at
1-800-796-3872 or by visiting our website at www.symetra.com.
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